Fixed assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 8 - Fixed assets

				Office
	Photovoltaic	Pumped	Biogas	furniture and
	plants	storage	plants	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2022	251,027	78,892	35,192	190	365,301
Additions	15,036	29,124	1,163	33	45,356
Effect of changes in exchange rates	(1)	(5,544)	-	1	(5,544)
Balance as at December 31, 2022	266,062	102,472	36,355	224	405,113

Balance as at January 1, 2021	223,626	16,607	34,107	180	274,520
Additions	27,401	(*)59,488	1,085	8	87,982
Effect of changes in exchange rates	-	(*)2,797	-	2	2,799
Balance as at December 31, 2021	251,027	78,892	35,192	190	365,301

Depreciation
Balance as at January 1, 2022	17,297	-	6,952	155	24,404
Depreciation for the year	12,233	-	2,700	21	14,954
Effect of changes in exchange rates	-	-	-	(1)	(1)
Balance as at December 31, 2022	29,530	-	9,652	175	39,357

Balance as at January 1, 2021	6,286	-	4,002	137	10,425
Depreciation for the year	11,011	-	2,950	16	13,977
Effect of changes in exchange rates	-	-	-	2	2
Balance as at December 31, 2021	17,297	-	6,952	155	24,404

Carrying amounts
As at January 1, 2021	217,340	16,607	30,105	43	264,095
As at December 31, 2021	233,730	78,892	28,240	35	340,897
As at December 31, 2022	236,532	102,472	26,703	49	365,756

* Restated following application of an amendment to IAS 16 - see Note 2C.

Investment in Photovoltaic Plants

Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2022:

PV Plant Title	Original nominal capacity	Connection to grid/Other status	Cost included in the book value as at December 31, 2022
			€ in thousands
“Ellomay Spain – Rinconada II”	2.275 MWP	June 2010	5,509
“Rodríguez I”	1.675 MWP	November 2011	3,662
“Rodríguez II”	2.691 MWP	November 2011	6,631
“Fuente Librilla”	1.248 MWP	June 2011	3,212
“Talasol”	300 MWP	January 2021	219,934
“Ellomay Solar”	28 MWP	July 2022	18,074
“Solar Italy One”	14.8 MWP	Under construction	3,215
“Solar Italy Two”	4.95 MWP	Under construction	1,012
“Solar Italy Four”	15.6 MWP	Ready to Build status	304
“Solar Italy Five”	87.2 MWP	Ready to Build status	3,811
“Solar Italy Ten”	18 MWP	Ready to Build status	698

On June 24, 2022, the Ellomay Solar PV Plant was connected to the electricity grid and commenced production of electricity. Depreciation started upon commencement of production.

In addition, the Company indirectly owns five PV Plants projects in Italy that are in Ready to Build status or constructing. As it is probable that the Company will enjoy future economic benefits in connection with: (i) the Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL projects since May 2022, (ii) the Ellomay Solar Italy Four SRL and Ellomay Solar Italy Five SRL projects since July 2022 and (iii) the Ellomay Solar Italy Ten SRL project since December 2022, expenses in connection with these projects are capitalized as assets (see Note 6C) commencing these dates.

Investment in Biogas Plants

In connection with the Company’s three biogas plants (see Note 6D1), the Company recorded as of December 31, 2022, fixed assets at an aggregate value of approximately €36,355 thousand, in accordance with actual costs incurred.

Depreciation with respect to the biogas plants is calculated using the straight-line method over 12 years commencing from the connection to the national grid that represent the estimated period of the subsidy. As the electricity and gas prices in the European markets have significantly increased and the sale of gas during 2023 will be without the use of the subsidy, the Company extended the depreciation in the Biogas Plants for another year in accordance with its ability to demand the subsidy for another year and enjoy future economic benefits. The effect of the change in depreciation period is immaterial. During the year ended December 31, 2022, the Company recorded depreciation expenses with respect to its biogas plants in the Netherlands of approximately €2,700 thousand.

Investment in Pumped Storage Project

Commencing the fourth quarter of 2020, as it is probable that the Company will enjoy future economic benefits in connection with the Manara PSP(see Note 6B), expenses in connection with the Manara PSP are capitalized as assets.

Capitalized borrowing costs

In the reporting period borrowing costs in the amount of €5,116 thousand were capitalized to qualifying assets for the year 2022. Those expenses are mostly related to the construction of the Manara PSP.